Unaudited Condensed Interim Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Non-current assets
Vessels and equipment, accumulated depreciation	$ 46.2	$ 35.6
Deferred dry dock expenditure, accumulated amortization	5.1	3.9
Other non-current assets, accumulated depreciation	0.2	0.2
Deferred finance charges, accumulated amortization	$ 2.3	$ 1.6
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	26,165,885	26,100,000
Common stock, shares outstanding (in shares)	26,046,485	25,980,600